N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND

Schedule of Investments April 30, 2015 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.7%)

Education (1.9%)
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	$200,000	$220,304
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	282,360
KS Dev Fin Auth Rev (Univ KS Research Cent) 5.000% 02/01/26	500,000	518,040
KS Dev Fin Auth Rev (KS St Proj) 4.375% 11/01/18	100,000	108,852
		1,129,556
General Obligation (43.0%)
Atchison Cnty KS USD #409 Ref & Impt Ser A 4.000% 09/01/25	500,000	556,815
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/27	250,000	292,355
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/28	250,000	288,235
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/29	250,000	285,693
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/30	250,000	284,470
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 9/01/31	500,000	565,645
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	632,554
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	568,090
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	112,709
Cowley Cnty KS USD #470 4.750% 09/01/23	100,000	112,387
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	551,789
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	365,433
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	106,641
Dodge KS USD #443 4.000% 09/01/16	120,000	121,502
Douglas Cnty KS USD #348 Baldwin GO 4.000% 09/01/30	250,000	274,398
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	279,323
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	424,879
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	282,470
Ford Cnty KS Sales Tax - Ser A 4.500% 09/01/24	500,000	516,475
Geary Cnty KS USD #475 4.500% 09/01/23	650,000	656,767
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	275,318
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	229,828
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,148,790
Jackson Cnty KS USD #336 5.000% 09/01/29	250,000	279,433
Jackson Cnty KS USD #336 5.000% 09/01/34	250,000	274,858
Johnson & Miami Cntys KS USD #230 5.500% 09/01/30	500,000	584,495
Johnson Cnty KS USD #231 5.000% 10/01/25	250,000	295,630
Johnson Cnty KS USD #232 (Desoto) 5.250% 09/01/23	500,000	507,435
Johnson Cnty KS USD #232 (Desoto) 5.000% 09/01/15	100,000	101,636
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	166,010
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	264,165
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	110,611
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	110,456
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	109,256
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	233,716
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	333,915
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,167,470
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/30	320,000	336,608
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	113,179
Manhattan KS GO 5.000% 11/01/28	130,000	142,298
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	284,360
Miami Cnty USD #416 Louisburg 5.000% 09/01/20	275,000	292,793
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	275,553
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	260,613
Newton KS Unlimited GO 5.000% 09/01/21	100,000	115,546
Newton KS Unlimited GO 4.750% 09/01/29	435,000	476,590
Olathe KS GO 4.000% 10/01/19	100,000	104,307
Park City KS 5.100% 12/01/20	200,000	229,236
Park City KS 5.500% 12/01/24	100,000	114,017
Park City KS 6.000% 12/01/29	500,000	586,470
Park City KS GO Ref & Impr 5.375% 12/01/25	250,000	277,790
Reno County Kansas GO 4.000% 09/01/23	175,000	187,827
Salina KS GO 4.625% 10/01/27	200,000	211,556
Sedgwick Cnty KS USD #261 5.000% 11/01/21	245,000	271,440
Sedgwick Cnty KS USD #261 5.000% 11/01/21	5,000	5,496
Sedgwick Cnty KS USD #262 5.000% 09/01/24	250,000	276,238
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	113,218
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	549,447
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	16,401
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	818,123
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	267,398
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/19	515,000	584,437
Sedgwick Cnty KS USD #266 Maize Sch 5.250% 09/01/20	360,000	404,420
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/40	500,000	552,785
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	554,155
Seward Cty KS USD #480 GO 5.000% 09/01/33	500,000	550,395
Shawnee Cnty KS GO 5.000% 09/01/16	655,000	666,299
Shawnee Cnty KS USD #345 (Seaman) GO 5.000% 9/01/25	250,000	296,178
Wichita KS GO 4.500% 09/01/22	150,000	161,064
Wichita KS GO 4.750% 09/01/27	180,000	192,613
Wyandotte Cnty KS GO 5.000% 08/01/19	150,000	158,802
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	268,770
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	535,610
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	114,367
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	295,787
		25,133,838
Health Care (20.7%)
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,084,250
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	282,607
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	284,295
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	113,873
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	500,000	536,555
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 11/15/22	500,000	508,695
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/32	410,000	432,070
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/36	500,000	525,480
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/25	250,000	272,917
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,076,320
KS Dev Fin Auth Hlth Facs Rev (KU Hlth Sys) 5.000% 03/01/28	755,000	832,893
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 4.125% 11/15/27	100,000	105,944
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/26	500,000	512,715
Lawrence KS (Mem Hosp) Rev 5.125% 07/01/36	300,000	305,748
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	539,615
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	287,485
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	286,980
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	554,805
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/29	500,000	527,865
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	272,690
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/28	250,000	259,920
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/30	445,000	460,255
Sedgwick Cnty KS Hlth Care Facs Rev (Catholic Care Ctr) 5.000% 08/01/25	1,000,000	1,012,120
Univ KS Hosp Auth 5.000% 09/01/35	500,000	556,745
Univ KS Hosp Auth 5.000% 09/01/26	60,000	63,698
Univ KS Hosp Auth 5.000% 09/01/26	40,000	41,521
Wichita KS Hosp Rev (Via Christi Hlth Sys) 5.000% 11/15/29	300,000	363,465
		12,101,526
Housing (0.4%)
Kansas City KS Mtg Rev Rev 5.900% 11/01/27	25,000	25,012
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	195,000	195,255
		220,267
Other Revenue (19.5%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	162,011
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	349,193
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	378,343
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	106,850
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,108,010
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	520,985
KS Dev Fin Auth Rev Athletic Facs (K-St Athletics Inc) 5.000% 07/01/32	250,000	264,215
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,064
*KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/26	1,335,000	1,335,187
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	544,020
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	267,660
KS Dev Fin Auth Rev (KS St Proj) 4.100% 05/01/19	250,000	259,760
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 4.500% 11/01/17	125,000	136,532
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	391,149
KS Dev Fin Auth Rev (Athletic Facs Univ of KS) 5.000% 06/01/33	250,000	251,032
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	270,000
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	269,135
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	100,000	108,003
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	537,700
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	543,225
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,123,270
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	536,795
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	284,973
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	640,170
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	550,735
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	436,340
		11,395,357
Transportation (0.5%)
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	270,902
Overland Park KS Trans Dev Dist Sales Tax Rev Oak Park Mall 5.200% 04/01/20	30,000	32,965
		303,867
Utilities (10.7%)
Burlington KS Envrn Impt Rev Kansas City Power & Lights 4.650% 09/01/35	300,000	300,726
Burlington KS PCR (Gas & Elec) 4.850% 06/01/31	250,000	256,507
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,152,220
KS Pwr Pool Elec Util Rev 4.500% 12/01/28	500,000	523,685
KS Pwr Pool Elec Util Rev 5.000% 12/01/31	750,000	793,687
Wichita KS Wtr & Swr Rev 5.000% 10/01/17	245,000	262,684
Wichita KS Wtr & Swr Rev 5.000% 10/01/23	300,000	321,654
Wichita KS Wtr & Swr Rev 4.000% 10/01/18	200,000	215,982
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	221,990
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	549,020
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	273,960
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,394,861
		6,266,976

TOTAL MUNICIPAL BONDS (COST: $53,404,489)		$56,551,387

SHORT-TERM SECURITIES (2.4%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $1,417,453)	1,417,453	$1,417,453

TOTAL INVESTMENTS IN SECURITIES (COST: $54,821,942) (99.1%)		$57,968,840
OTHER ASSETS LESS LIABILITIES (0.9%)		527,305

NET ASSETS (100.0%)		$58,496,145

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2015.

NEBRASKA MUNICIPAL FUND

Schedule of Investments April 30, 2015 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (97.2%)

Education (20.4%)
Douglas Cnty NE Edl Facs Rev Creighton Univ 5.500% 07/01/30	$350,000	$400,029
*Douglas Cnty NE Edl Facs Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,730,505
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	214,398
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	765,667
NE St Colleges Student Fees (Wayne St College) 4.000% 07/01/30	200,000	201,372
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	280,588
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	269,662
Univ of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	525,560
Univ of NE Univ Rev Kearney Student Fees & Facs 5.000% 07/01/35	600,000	618,840
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	264,920
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	645,276
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	267,225
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	270,065
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	308,325
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,102,130
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	278,218
		8,142,780
General Obligation (19.2%)
Buffalo County NE GO 4.000% 12/15/30	135,000	137,947
Hall Cnty NE Ref GO 4.000% 12/15/29	250,000	256,277
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/23	500,000	515,465
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/33	500,000	572,915
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/39	500,000	562,725
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	102,853
*Madison Cnty Sch Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,554,255
Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,262,030
Omaha NE Various Purpose 4.250% 10/15/26	500,000	528,630
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	283,670
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	277,320
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/23	250,000	261,842
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	261,747
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	274,738
Ralston NE Arena GO 4.500% 09/15/31	500,000	511,240
Scotts Bluff Cnty NE Sch Dist #32 GO 5.000% 12/01/31	250,000	290,250
		7,653,904
Health Care (11.4%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	267,230
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	264,405
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	558,990
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	849,283
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	460,629
*Lancaster Cnty NE Hosp Auth #1 (BryanLGH Med Ctr Proj) 4.750% 06/01/21	1,000,000	1,025,980
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	283,995
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	283,678
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	283,437
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	272,397
		4,550,024
Housing (2.1%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	279,495
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	558,990
		838,485
Other Revenue (8.2%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	828,285
NE Coop Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	268,867
NE Coop Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	170,328
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	514,940
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	120,323
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,153,380
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	209,692
		3,265,815
Transportation (1.4%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	571,190

Utilities (34.5%)
*Central Plains Energy Proj Rev 5.000% 09/01/27	1,000,000	1,122,820
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	557,525
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	536,310
Grand Island NE Sewer Sys Rev 5.000% 09/15/26	250,000	289,700
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	528,105
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,122,380
Lincoln NE Elec Syst Rev 5.000% 09/01/31	250,000	254,245
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	259,758
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	307,040
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	439,148
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	270,052
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	266,005
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/24	750,000	824,587
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/26	250,000	272,840
Muni Energy Agy of NE Pwr Supply Sys Rev 5.125% 04/01/24	195,000	217,809
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/30	500,000	556,980
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/32	100,000	109,176
NE Pub Pwr Dist Rev 5.000% 01/01/28	500,000	573,455
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	559,905
Omaha NE Metro Util Wtr Dist Rev 4.375% 12/01/26	400,000	413,024
Omaha NE Pub Pwr Dist Elec Sys Rev 5.250% 02/01/23	250,000	280,275
Omaha NE Pub Pwr Dist Elec Sys Rev 5.500% 02/01/33	100,000	112,789
Omaha NE Pub Pwr Dist Elec Sys Rev 6.200% 02/01/17	270,000	287,790
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	293,988
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	292,973
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	582,775
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.750% 02/01/25	250,000	257,838
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/2032	250,000	286,188
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	263,500
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	1,000,000	1,035,430
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	261,978
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	285,090
		13,721,478

TOTAL MUNICIPAL BONDS (COST: $37,157,491)		$38,743,676

SHORT-TERM SECURITIES (1.7%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $659,636)	659,636	$659,636

TOTAL INVESTMENTS IN SECURITIES (COST: $37,817,127) (98.9%)		$39,403,312
OTHER ASSETS LESS LIABILITIES (1.1%)		444,151

NET ASSETS (100.0%)		$39,847,463

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2015.

OKLAHOMA MUNICIPAL FUND

Schedule of Investments April 30, 2015 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (93.8%)

Education (22.3%)
McClain Cnty OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	$335,000	$339,522
OK Agric & Mech Colleges Rev (OK St Univ) 5.000% 07/01/39	140,000	152,949
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	630,000	658,117
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	797,467
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	265,205
OK Dev Fin Auth Lease Rev (OK St Higher Ed Master Lease) 4.500% 06/01/26	250,000	256,810
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	561,200
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/29	500,000	586,555
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/34	500,000	575,850
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	564,955
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/30	280,000	294,932
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/31	290,000	304,285
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/32	305,000	318,667
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/33	315,000	328,101
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/22	500,000	504,060
OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/24	250,000	252,030
*OK Cap Impt Auth (Higher Ed Proj) 5.000% 07/01/30	1,000,000	1,008,120
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,072,680
Univ of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	250,287
Univ of OK Rev 5.000% 07/01/37	290,000	319,597
		9,411,389
General Obligation (4.5%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	192,571
Oklahoma City OK 4.250% 03/01/22	110,000	113,700
Oklahoma City OK 5.000% 03/01/27	400,000	435,360
Oklahoma City OK 4.000% 03/01/24	1,000,000	1,129,370
		1,871,001
Health Care (3.8%)
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/29	250,000	286,575
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 4.000% 08/15/38	250,000	248,270
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/42	250,000	271,097
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	10,000	10,809
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	490,000	505,357
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	265,305
		1,587,413
Housing (1.0%)
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.050% 09/01/23	190,000	192,555
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.150% 09/01/29	95,000	96,031
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.200% 09/01/32	95,000	96,209
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 03/01/17	25,000	25,604
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 09/01/17	20,000	20,506
		430,905
Other Revenue (15.6%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	323,119
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	293,745
Oklahoma City OK Economic Dev Trust 5.000% 03/01/32	250,000	278,775
Oklahoma City OK Economic Dev Trust 5.000% 03/01/34	500,000	555,305
Oklahoma City OK Economic Dev Trust 5.000% 03/01/33	250,000	275,735
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.500% 10/01/19	250,000	254,985
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 4.500% 10/01/31	155,000	161,619
OK Cap Impt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	513,230
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	103,019
OK Cap Impt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	102,695
OK Cap Impt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	205,632
OK State Water Resources Board Rev. 5.000% 10/01/29	250,000	293,235
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	160,199
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	542,740
Tahlequah OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	600,572
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	463,583
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	251,413
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	272,122
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	396,526
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	535,170
		6,583,419
Transportation (12.3%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	272,353
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	270,088
OK St Cap Impt Auth 4.000% 10/01/24	1,000,000	1,099,260
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,095,610
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	283,825
OK St Turnpike Auth Rev 5.000% 01/01/23	500,000	589,580
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	281,895
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	125,380
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.375% 06/01/24	275,000	275,927
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	125,380
Tulsa OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	501,785
Tulsa OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	250,985
		5,172,068
Utilities (34.3%)
Claremore, OK (Public Works Util Rev.) 4.000% 07/01/19	300,000	330,000
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	775,140
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	500,545
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	109,684
Edmond OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	251,948
Glenpool Util Rev 5.100% 12/01/35	250,000	280,945
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,101,640
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	214,850
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,267,160
McAlester OK Pub Works Auth 5.100% 02/01/30	100,000	100,042
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,320,300
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	259,058
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	284,598
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	116,396
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	181,944
*OK Mun Pwr Auth Rev 5.750% 01/01/24	2,230,000	2,485,067
OK Wtr Resources Brd 5.000% 04/01/28	500,000	563,305
OK Wtr Resources Brd 5.000% 04/01/32	140,000	159,295
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/23	100,000	120,479
Oklahoma St Wtr Resource Brd Rev 5.000% 04/01/24	150,000	179,402
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	166,002
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	106,583
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	849,915
Tulsa Metropolitan Auth Util Rev 4.250% 05/01/26	100,000	102,011
Tulsa Metropolitan Auth Util Rev 4.500% 05/01/27	610,000	622,273
		14,448,582

TOTAL MUNICIPAL BONDS (COST: $37,998,875)		$39,504,777

SHORT-TERM SECURITIES (5.1%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $2,167,432)	2,167,432	$2,167,432

TOTAL INVESTMENTS IN SECURITIES (COST: $40,166,307) (98.9%)		$41,672,209
OTHER ASSETS LESS LIABILITIES (1.1%)		449,789

NET ASSETS (100.0%)		$42,121,998

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2015.

MAINE MUNICIPAL FUND

Schedule of Investments April 30, 2015 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (94.8%)

Education (14.5%)
ME Edl Ln Auth Student Ln Rev 5.875% 12/01/39	$130,000	$139,780
ME Edl Ln Auth Student Ln Rev 4.450% 12/01/25	100,000	107,478
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	784,641
ME Health & Higher Ed Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	140,296
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	271,672
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	298,129
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	112,641
Univ of ME Sys Rev 4.625% 03/01/29	100,000	107,384
Univ of ME Sys Rev 4.750% 03/01/37	545,000	586,485
Univ of ME Sys Rev 4.750% 03/01/37	5,000	5,215
		2,553,721
General Obligation (19.1%)
Auburn, ME GO 4.500% 09/01/22	100,000	116,035
Bangor ME 4.000% 09/01/24	155,000	165,746
Falmouth ME GO 4.250% 11/15/31	200,000	215,580
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	112,017
Gray ME Unlimited GO 4.000% 10/15/26	280,000	301,734
Gray ME Unlimited GO 4.000% 10/15/27	280,000	300,364
State of Maine General Obligation 4.000% 06/01/20	150,000	170,842
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	277,295
Portland ME 4.250% 05/01/29	150,000	161,720
Portland ME 4.125% 10/01/29	100,000	106,803
Portland ME UNLTD GO 5.000% 08/01/21	125,000	151,240
Portland ME 5.000% 08/01/22	125,000	148,629
Saco ME GO 4.000% 04/01/28	100,000	106,756
Scarborough, ME GO 4.000% 11/01/28	100,000	107,454
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	268,215
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	110,944
Waterville ME GO 4.000% 07/01/25	135,000	148,682
Waterville ME GO 3.000% 04/01/25	250,000	265,750
Wells-Ogunquit Community School Dist. 4.000% 11/01/24	100,000	114,848
		3,350,654
Health Care (24.1%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	500,000	564,155
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	16,475
*ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/39	610,000	655,433
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	125,912
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	287,330
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	268,292
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	235,000	252,815
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	200,000	209,566
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	200,000	228,188
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	180,000	207,835
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	250,000	298,590
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/30	500,000	557,050
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/31	500,000	552,580
		4,224,221
Housing (8.3%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/29	1,000,000	1,114,780
ME St Hsg Auth Mtg Pur 4.000% 11/15/24	45,000	47,034
ME St Hsg Auth Mtg Pur 4.450% 11/15/30	95,000	98,635
ME St Hsg Auth Mtg Pur 4.375% 11/15/25	100,000	101,752
ME St Hsg Auth Mtg Pur 5.150% 11/15/32	105,000	105,777
		1,467,978
Other Revenue (8.5%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	215,030
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	287,072
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	129,343
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	147,049
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	119,532
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,010
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	584,989
		1,488,025
Transportation (14.3%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,125,450
Maine St Tpk Auth Spl Oblig 4.000% 07/01/32	250,000	254,475
ME St Tpk Auth Tpk Rev 5.125% 07/01/30	500,000	503,890
Portland ME Airport Rev 5.250% 01/01/35	250,000	270,287
Portland ME Airport Rev 5.000% 07/01/22	100,000	116,511
Portland ME Airport Rev 5.000% 07/01/23	100,000	117,649
Portland ME Airport Rev 5.000% 07/01/24	100,000	116,861
		2,505,123
Utilities (6.0%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	532,975
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	520,850
		1,053,825

TOTAL MUNICIPAL BONDS (COST: $15,984,303)		$16,643,547

SHORT-TERM SECURITIES (4.1%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $715,855)	715,855	$715,855

TOTAL INVESTMENTS IN SECURITIES (COST: $16,700,158) (98.9%)		$17,359,402
OTHER ASSETS LESS LIABILITIES (1.1%)		186,913

NET ASSETS (100.0%)		$17,546,315

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2015.

NEW HAMPSHIRE MUNICIPAL FUND

Schedule of Investments April 30, 2015 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (96.3%)

Education (12.0%)
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.625% 06/01/30	$50,000	$53,717
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.875% 06/01/35	70,000	76,414
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	213,020
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	112,607
NH Health & Ed Facs Auth Rev Dartmouth College 5.250% 06/01/39	100,000	111,519
		567,277
General Obligation (43.6%)
Carroll County NH UNLTD GO 4.000% 08/01/20	100,000	111,732
*Concord NH 4.000% 01/15/24	100,000	113,680
Dover NH GO 4.000% 6/15/28	100,000	107,232
Hillsborough NH GO 4.000% 11/01/20	100,000	101,179
Hillsborough NH GO 4.000% 11/01/21	100,000	101,087
Hooksett, NH Sch Dist GO 5.000% 07/15/22	100,000	119,956
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	109,041
Merrimack Cnty NH GO 4.500% 12/01/26	100,000	109,680
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	109,680
Nashua NH Unltd Go Capital Impt 3.000% 10/15/21	100,000	108,645
NH Mun Bd Bk Ref-Ser A 5.000% 08/15/25	100,000	122,580
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	187,757
New Hampshire State G.O. Cap Impt-Ser B 5.000% 12/01/28	75,000	90,702
NH St Cap Impt GO 4.750% 03/01/27	100,000	111,046
Portsmouth NH GO Cap Impt 4.000% 08/01/19	100,000	100,772
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	106,456
Rochester NH GO Ser A 3.000% 03/1/32	130,000	129,993
Salem NH School District GO 5.000% 11/15/24	100,000	122,058
		2,063,276
Health Care (21.2%)
NH Health & Ed Facs Auth Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	114,207
NH Health & Ed Facs Auth Rev Conway Hosp 5.250% 06/01/16	100,000	103,442
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	107,314
NH Health & Ed Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	108,368
NH Health & Ed Facs Auth Rev Cheshire Med Ctr 4.000% 07/01/39	100,000	101,481
*NH Health & Ed Facs Auth Rev Covenant Health 5.000% 07/01/31	150,000	159,373
NH Health & Ed Facs Auth Rev Catholic Med Center 5.000% 07/01/24	100,000	113,028
*NH Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	113,435
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	75,000	79,960
		1,000,608
Housing (9.0%)
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	80,000	81,402
*NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	154,634
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	80,000	83,784
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	105,982
		425,802
Other Revenue (3.3%)
NH St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	155,525

Transportation (2.5%)
NH St Turnpike Sys Rev 5.000% 08/01/25	100,000	118,192

Utilities (4.7%)
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/29	100,000	111,686
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/30	100,000	109,854
		221,540

TOTAL MUNICIPAL BONDS (COST: $4,431,843)		$4,552,220

SHORT-TERM SECURITIES (2.6%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (Cost: $121,825)	121,825	$121,825

TOTAL INVESTMENTS IN SECURITIES (COST: $4,553,668) (98.9%)		$4,674,045
OTHER ASSETS LESS LIABILITIES (1.1%)		50,913

NET ASSETS (100.0%)		$4,724,958

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

^	Variable rate security; rate shown represents rate as of April 30, 2015.

NOTE: INVESTMENT IN SECURITIES (unaudited)

April 30, 2015, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$54,821,942	$37,817,127	$40,166,307	$16,700,158	$4,553,668
Unrealized appreciation	$3,200,470	$1,697,684	$1,564,257	$723,491	$136,299
Unrealized depreciation	($53,572)	($111,499)	($58,355)	($64,247)	($15,922)
Net unrealized appreciation (depreciation)*	$3,146,898	$1,586,185	$1,505,902	$659,244	$120,377

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of April 30, 2015:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$1,417,453	$0	$0	$1,417,453
Municipal Bonds	0	56,551,387	0	56,551,387
Total	$1,417,453	$56,551,387	$0	$57,968,840

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$659,636	$0	$0	$659,636
Municipal Bonds	0	38,743,676	0	38,743,676
Total	$659,636	$38,743,676	$0	$39,403,312

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,167,432	$0	$0	$2,167,432
Municipal Bonds	0	39,504,777	0	39,504,777
Total	$2,167,432	$39,504,777	$0	$41,672,209

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$715,855	$0	$0	$715,855
Municipal Bonds	0	16,643,547	0	16,643,547
Total	$715,855	$16,643,547	$0	$17,359,402

New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Short Term Securities	$121,825	$0	$0	$121,825
Municipal Bonds	0	4,552,220	0	4,552,220
Total	$121,825	$4,552,220	$0	$4,674,045

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 29, 2015

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 29, 2015